Nature of Business and Significant Accounting Policies, Property, Plant and Equipment and Revenue Recognition (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 Customer	Sep. 30, 2022 Customer	Sep. 30, 2023 Customer	Sep. 30, 2022 Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer
Property, Plant and Equipment [Abstract]
Depreciation expense					$ 372,000	$ 488,000
Impairment losses recognized					$ 0	$ 0
Production Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					3 years
Production Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					7 years
Office Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					3 years
Office Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					5 years
Computer Software and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					3 years
Computer Software and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					4 years
Loaners and Demo Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					1 year
Loaners and Demo Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives					5 years
ASC 606 [Member] | Net Sales [Member]
Revenue Recognition [Abstract]
Number of major customers | Customer	2	1	2	2	1	2
ASC 606 [Member] | Customer One [Member] | Net Sales [Member] | Customer Concentration Risk [Member]
Revenue Recognition [Abstract]
Concentration risk percentage	21.00%	12.00%	17.00%	13.00%	12.50%	12.30%
ASC 606 [Member] | Customer Two [Member] | Net Sales [Member] | Customer Concentration Risk [Member]
Revenue Recognition [Abstract]
Concentration risk percentage	11.00%		12.00%	10.00%		10.70%